Income Taxes - Summary of Movement in Deferred Tax Liability (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ 199,366	$ 280,740
Recognized in income tax expense	1,488,534	34,454
Recognized in OCI/equity	(962,834)	(115,828)
Net deferred tax liability	$ 725,066	$ 199,366